As filed with the Securities and Exchange Commission on May 13, 2011

Registration Nos.: 33-21803

811-5554

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

Morgan Stanley
California Tax-Free Daily Income Trust

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, NY 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    On (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    On (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of May 2011.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

By:	/s/ KEVIN KLINGERT
Kevin Klingert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ KEVIN KLINGERT
	Kevin Klingert		May 13, 2011

(2)	Principal Financial Officer	Principal Financial Officer

By:	/s/ FRANCIS J. SMITH
	Francis J. Smith		May 13, 2011

(3)	Majority of the Trustees

James F. Higgins

By:	/s/ STEFANIE V. CHANG YU
Stefanie V. Chang Yu
	Attorney-in-Fact		May 13, 2011

Frank L. Bowman		Michael F. Klein
Michael Bozic		Michael E. Nugent (Chairman)
Kathleen A. Dennis		W. Allen Reed
Manuel H. Johnson		Fergus Reid
Joseph J. Kearns

By:	/s/ CARL FRISCHLING
	Carl Frischling		May 13, 2011
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase